Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Reconciliation Consolidated Shareholders Equity and Consolidated Economic Result (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	€ 104,534	€ 143,999
Dividends distribution	(453)	(726)
Profit / (loss) for the period	33,119	(30,845)	[1]
Other comprehensive loss for the period	824	(7,894)
Equity, ending balance	138,181	104,534
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	108,485	152,482
Profit / (loss) for the period		(31,852)
Other comprehensive loss for the period		(11,419)
Equity, ending balance		108,485
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	(3,951)	(8,483)
Profit / (loss) for the period		1,007
Other comprehensive loss for the period		3,525
Equity, ending balance		(3,951)
Share capital [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	54,853	54,853
Dividends distribution
Profit / (loss) for the period
Other comprehensive loss for the period
Equity, ending balance	54,853	54,853
Share capital [member] | Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance		54,853
Share capital [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance
IFRS translation reserve [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	5,055	12,606
Dividends distribution
Profit / (loss) for the period
Other comprehensive loss for the period	227	(7,551)
Equity, ending balance	5,282	5,055
IFRS translation reserve [member] | Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance		4,980
IFRS translation reserve [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance		7,626
IAS 19 reserve [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	(116)
Dividends distribution
Profit / (loss) for the period
Other comprehensive loss for the period	573	(116)
Equity, ending balance	457	(116)
IAS 19 reserve [member] | Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance
IAS 19 reserve [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance
Other reserves [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	11,459	11,459
Dividends distribution
Profit / (loss) for the period
Other comprehensive loss for the period
Equity, ending balance	11,459	11,459
Other reserves [member] | Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance		11,459
Other reserves [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance
Retained earnings [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	31,244	61,636
Dividends distribution
Profit / (loss) for the period	33,289	(30,392)
Other comprehensive loss for the period
Equity, ending balance	64,496	31,244
Retained earnings [member] | Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance		77,745
Retained earnings [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance		(16,109)
Attributable to Owners of the Company [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	102,495	140,554
Dividends distribution
Profit / (loss) for the period	33,289	(30,392)
Other comprehensive loss for the period	800	(7,667)
Equity, ending balance	136,547	102,495
Attributable to Owners of the Company [member] | Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	106,446	149,037
Profit / (loss) for the period		(31,399)
Equity, ending balance		106,446
Attributable to Owners of the Company [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance		(8,483)
Attributable to Non-controlling interests [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	2,039	3,445
Dividends distribution	(453)	(726)
Profit / (loss) for the period	(170)	(453)
Other comprehensive loss for the period	24	(227)
Equity, ending balance	1,634	2,039
Attributable to Non-controlling interests [member] | Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance	€ 2,039	3,445
Profit / (loss) for the period		(453)
Equity, ending balance		2,039
Attributable to Non-controlling interests [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Equity, beginning balance

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.